Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

Note 9. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following at December 31 (in thousands):

	2021	2020
Employee compensation	$12,746	$5,968
Customer deposits	1,850	1,177
Accrued warranty liability	266	646
Non-income tax	2,477	3,695
Professional fees	2,797	5,432
Vendor settlements	—	2,975
Current portion of operating lease liabilities	1,391	—
Other	4,104	2,069
Total accrued expenses and other current liabilities	$25,631	$21,962

Warranty expense activity for the years ended December 31 is as follows (in thousands):

	2021	2020	2019
Balance, beginning of period	$1,826	$876	$133
Warranty provision charged to operations	58	2,498	2,203
Warranty claims	(768)	(1,548)	(1,460)
Balance, end of period	$1,116	$1,826	$876

The Company classifies its accrued warranty liability based on the timing of expected warranty activity. The future costs of expected activity greater than one year is recorded within other non-current liabilities on the consolidated balance sheet.